Equity - Additional Information (Detail)	1 Months Ended																12 Months Ended
	May 31, 2017 USD ($) Tranche shares	Apr. 30, 2017 OptionPlan shares	Mar. 31, 2017 USD ($) Tranche shares	Jul. 31, 2016 USD ($) Tranche shares	Apr. 30, 2016 USD ($) OptionPlan shares	Dec. 31, 2015 USD ($) shares	Nov. 30, 2015 shares	Oct. 31, 2015 shares	Jun. 30, 2015 USD ($) shares	Apr. 30, 2015 shares	Jan. 31, 2015 USD ($) shares	Jun. 30, 2014 shares	Jan. 31, 2013 shares	Apr. 30, 2012 USD ($) shares	Feb. 28, 2006 OptionPlan shares	May 31, 2001 shares	Dec. 31, 2017 USD ($) Item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding | Item																	1
Stock option authorized for each non-employee director																15,000
Shares authorized under stock option plan		1,500,000			3,500,000										2,000,000	3,300,000
Stock option granted period in years, minimum																2 years
Stock option granted period in years, maximum																3 years
Approved number of stock option plans | OptionPlan		1			1										1
Number of stock options granted																	875,000	3,070,000	851,869
Allocated Share-based Compensation Expense | $																	$ 1,424,000	$ 1,223,000	$ 1,685,000
Options exercisable at period end																	160,000
Unrecognized compensation expense related to non-vested stock options granted | $																	$ 1,093,000	1,728,000
Fair value of stock options vested | $																	$ 91,200	$ 469,000	$ 1,515,000
Options Outstanding - Weighted Average Remaining Contractual Life																	33 months	27 months	44 months
Weighted average fair value of option granted | $ / shares																	$ 0.95	$ 1.18	$ 1.78
Number of share repurchased of common shares																	0
April Twenty Eight Twenty Fifteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares																			3,000,000
Stock repurchase program cancelled, date																			May 29, 2015
Average repurchase price for repurchase program | $ / shares																			$ 5.50
August Third Twenty Fifteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares																			3,518,750
Stock repurchase program cancelled, date																			Sep. 04, 2015
Average repurchase price for repurchase program | $ / shares																			$ 5.50
August Twenty Two Twenty Sixteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares																		724,750
Stock repurchase program cancelled, date																		Sep. 30, 2016
Average repurchase price for repurchase program | $ / shares																		$ 8.64
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	800,000
Allocated Share-based Compensation Expense | $	$ 378,000
Number of vesting portions | Tranche	4
Director | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2017-05
Director | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2018-01
Director | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2019-01
Director | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2020-01
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which return on equity to be achieved in order to grant stock options														9 months
Number of stock options granted			75,000		130,000							328,500	415,500
Allocated Share-based Compensation Expense | $			$ 60,000		$ 185,000						$ 170,000			$ 156,000
Number of vesting portions | Tranche			5
Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term			2017-03
Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term			2018-01
Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term			2019-01
Employee Stock Option | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term			2020-01
Employee Stock Option | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term			2021-01
Employee Stock Option | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted						776,869	776,869	776,869		776,869
Number of stock options granted									75,000
Allocated Share-based Compensation Expense | $									$ 141,000										$ 1,374,000
Employee Stock Option | Directors, Employees and External Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted				2,940,000
Allocated Share-based Compensation Expense | $				$ 1,038,000
Number of vesting portions | Tranche				5
Employee Stock Option | Directors, Employees and External Consultants | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2016-07
Employee Stock Option | Directors, Employees and External Consultants | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2017-01
Employee Stock Option | Directors, Employees and External Consultants | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2018-01
Employee Stock Option | Directors, Employees and External Consultants | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2019-01
Employee Stock Option | Directors, Employees and External Consultants | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2020-01
Employee Stock Option | 2013 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable at period end											159,000
Extension of exercisable period											2 years
Exercisable period, start date											Apr. 26, 2015
Exercisable period, end date											Apr. 24, 2017
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted														277,000
Number of stock options approved to be granted, rate of return on equity														6.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiry period in years																10 years
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted														831,000
Number of stock options approved to be granted, rate of return on equity														10.00%